Significant Accounting Policies (Details) - Schedule of property and equipment using the straight-line method over estimated useful lives of assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leasehold Improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated economic lives	Shorter of the lease term or estimated economic life	Shorter of the lease term or estimated economic life
Building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	20 years	20 years
Furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years	5 years
Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years	3 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years	5 years